Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2024		Jan. 31, 2024		Oct. 31, 2023
Assets:
Precious metals	[1]	$ 1,253		$ 807		$ 937
Trading assets
Loans	[1]	7,141		7,640		7,544
Securities	[1]	123,091		116,864		107,612
Other	[1]	2,048		1,883		2,712
Derivative financial instruments
Derivative Financial Assets	[1]	44,856		39,611		51,340
Liabilities:
Deposits	[1],[2]	942,028		939,773		952,333
Financial liabilities designated at fair value through profit or loss	[1]	32,987		32,074		26,779
Obligations related to securities sold short	[1]	37,780		43,621		36,403
Derivative financial instruments
Derivative Financial Liabilities	[1]	52,861		47,134		58,660
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	1,253		807		937
Trading assets
Assets	[3]	132,280		126,387		117,868
Investment securities
Investment securities		112,739	[4]	106,153	[4]	86,253	[5]
Derivative financial instruments
Derivative Financial Assets		44,856		39,611		51,340
Liabilities:
Deposits		21	[6]	69	[6]	(95)	[7]
Financial liabilities designated at fair value through profit or loss		32,987	[6]	32,074	[6]	26,779	[7]
Obligations related to securities sold short		37,780	[6]	43,621	[6]	36,403	[7]
Derivative financial instruments
Derivative Financial Liabilities		52,861	[6]	47,134	[6]	58,660	[7]
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	7,141		7,640		7,544
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	17,440		17,318		17,369
Investment securities
Investment securities		18,172	[4]	16,534	[4]	12,387	[5]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	9,904		9,321		9,453
Investment securities
Investment securities		14,483	[4]	13,128	[4]	7,146	[5]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,826		10,458		11,218
Investment securities
Investment securities		43,939	[4]	39,900	[4]	28,698	[5]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,320		12,822		10,645
Investment securities
Investment securities		29,186	[4]	29,648	[4]	31,418	[5]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	11,018		12,834		11,179
Investment securities
Investment securities		3,221	[4]	2,801	[4]	2,552	[5]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	59,583		54,111		47,748
Investment securities
Investment securities		3,738	[4]	4,142	[4]	4,052	[5]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[3]	2,048		1,883		2,712
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,779		11,850		15,942
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		24,424		21,889		29,467
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,751		3,073		3,147
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		297		258		344
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,605		2,541		2,440
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,956	[6]	19,072	[6]	25,081	[7]
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,447	[6]	21,617	[6]	28,013	[7]
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,477	[6]	3,785	[6]	3,258	[7]
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26	[6]	26	[6]	28	[7]
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,955	[6]	2,634	[6]	2,280	[7]
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[3]	97,933		89,079		81,398
Investment securities
Investment securities		62,298	[4]	56,666	[4]	40,964	[5]
Derivative financial instruments
Derivative Financial Assets		77		271		54
Liabilities:
Obligations related to securities sold short		31,587	[6]	34,957	[6]	29,921	[7]
Derivative financial instruments
Derivative Financial Liabilities		138	[6]	325	[6]	135	[7]
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	14,682		13,847		13,766
Investment securities
Investment securities		11,531	[4]	8,255	[4]	7,674	[5]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	5,941		6,423		5,299
Investment securities
Investment securities		7,399	[4]	8,141	[4]	3,695	[5]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	12,825		10,458		11,218
Investment securities
Investment securities		38,902	[4]	34,628	[4]	25,058	[5]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	716		1,437		19
Investment securities
Investment securities		2,749	[4]	3,293	[4]	2,527	[5]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	4,263		2,957		3,431
Investment securities
Investment securities	[4]	60		315
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	59,506		53,957		47,665
Investment securities
Investment securities		1,657	[4]	2,034	[4]	2,010	[5]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		77		271		54
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		138	[6]	325	[6]	135	[7]
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	1,253		807		937
Trading assets
Assets	[3]	34,335		37,303		36,450
Investment securities
Investment securities		48,652	[4]	47,655	[4]	43,540	[5]
Derivative financial instruments
Derivative Financial Assets		44,757		39,299		51,245
Liabilities:
Deposits		21	[6]	69	[6]	(95)	[7]
Financial liabilities designated at fair value through profit or loss		32,987	[6]	32,074	[6]	26,779	[7]
Obligations related to securities sold short		6,193	[6]	8,664	[6]	6,482	[7]
Derivative financial instruments
Derivative Financial Liabilities		52,701	[6]	46,790	[6]	58,499	[7]
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	7,133		7,640		7,540
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	2,758		3,471		3,603
Investment securities
Investment securities		6,641	[4]	8,279	[4]	4,713	[5]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	3,963		2,898		4,154
Investment securities
Investment securities		7,084	[4]	4,987	[4]	3,451	[5]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	1
Investment securities
Investment securities		5,037	[4]	5,272	[4]	3,640	[5]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	11,604		11,385		10,626
Investment securities
Investment securities		26,437	[4]	26,355	[4]	28,891	[5]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[3]	6,755		9,877		7,748
Investment securities
Investment securities		3,119	[4]	2,445	[4]	2,512	[5]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	73		149		67
Investment securities
Investment securities		334	[4]	317	[4]	333	[5]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[3]	2,048		1,883		2,712
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,779		11,844		15,942
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		24,424		21,889		29,465
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,660		2,778		3,066
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		295		256		342
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,599		2,532		2,430
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,956	[6]	19,072	[6]	25,079	[7]
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24,447	[6]	21,617	[6]	28,013	[7]
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,327	[6]	3,448	[6]	3,106	[7]
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25	[6]	25	[6]	27	[7]
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,946	[6]	2,628	[6]	2,274	[7]
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[3]	12		5		20
Investment securities
Investment securities		1,789	[4]	1,832	[4]	1,749	[5]
Derivative financial instruments
Derivative Financial Assets		22		41		41
Derivative financial instruments
Derivative Financial Liabilities		22	[6]	19	[6]	26	[7]
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[3]	8				4
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		42	[4]	41	[4]	40	[5]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[3]	4		5		16
Investment securities
Investment securities		1,747	[4]	1,791	[4]	1,709	[5]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				6
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14		24		27
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2		2		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6		9		10
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[7]					2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		12	[6]	12	[6]	17	[7]
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1	[6]	1	[6]	1	[7]
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 9	[6]	$ 6	[6]	$ 6	[7]

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).
[3]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[4]	Excludes debt investment securities measured at amortized cost of $32,045 (January 31, 2024 – $34,106).
[5]	Excludes debt investment securities measured at amortized cost of $31,984.
[6]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[7]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amoritized cost.